COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating lease assets	$ 6,585	$ 7,882
Total leased assets	6,585	7,882
Operating	2,599	2,671
Operating	4,160	5,424
Total lease liabilities	$ 6,759	$ 8,095